Provisions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Provisions by Class

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2018	153	1 383	864	2 400
Effect of changes in foreign exchange rates	(7)	(65)	(43)	(115)
Provisions made	69	195	271	535
Provisions used	(75)	(377)	(354)	(806)
Provisions reversed	(2)	(54)	—	(56)
Other movements	(8)	(5)	(27)	(40)

Balance at 31 December 2018	130	1 077	711	1 918

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2017	232	1 466	848	2 546
Effect of changes in foreign exchange rates	15	20	38	73
Acquisitions through business combinations	—	—	—	—
Provisions made	88	185	35	308
Provisions used	(186)	(135)	(99)	(419)
Provisions reversed	(2)	(160)	2	(160)
Other movements	6	7	39	52

Balance at 31 December 2017	153	1 383	864	2 400

Summary of Provisions are Expected to Be Settled Within the Following Time Windows

The provisions are expected to be settled within the following time windows:

Million US dollar	Total	< 1 year	1-2 years	2-5 years	> 5 years
Restructuring	130	63	18	47	2
Income and indirect taxes	627	365	141	83	38
Labor	136	44	12	73	7
Commercial	34	14	6	13	1
Excise duties	18	—	3	15	—
Other disputes	262	7	102	153	—

Disputes	1 077	430	264	337	46
Other provisions	711	273	213	225	—

Total provisions	1 918	766	495	609	48